Securities - Schedule of Unrealized Gains and Losses (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of financial assets [line items]
Fair value through other comprehensive income	$ 137,070	$ 113,209
Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	137,778	112,197
Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	343	1,369
Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(1,051)	(357)
Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	137,070	113,209
Canadian federal government | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	59,191	44,894
Canadian federal government | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	123	443
Canadian federal government | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(121)	(2)
Canadian federal government | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	59,193	45,335
Canadian provincial and municipal governments | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	7,615	5,525
Canadian provincial and municipal governments | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	50	132
Canadian provincial and municipal governments | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(53)	(13)
Canadian provincial and municipal governments | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	7,612	5,644
U.S. federal government | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	27,407	20,515
U.S. federal government | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	28	327
U.S. federal government | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(378)	(33)
U.S. federal government | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	27,057	20,809
U.S. states, municipalities and agencies | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	5,009	5,622
U.S. states, municipalities and agencies | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	21	77
U.S. states, municipalities and agencies | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(91)	(65)
U.S. states, municipalities and agencies | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	4,939	5,634
Other governments | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	4,317	4,039
Other governments | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	8	35
Other governments | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(31)	(9)
Other governments | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	4,294	4,065
NHA MBS, U.S. agency MBS and CMO | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	29,325	26,946
NHA MBS, U.S. agency MBS and CMO | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	75	291
NHA MBS, U.S. agency MBS and CMO | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(357)	(222)
NHA MBS, U.S. agency MBS and CMO | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	29,043	27,015
Corporate debt | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	4,747	4,491
Corporate debt | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	12	37
Corporate debt | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	(20)	(13)
Corporate debt | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	4,739	4,515
Corporate equity | Cost or amortized cost
Disclosure of financial assets [line items]
Fair value through other comprehensive income	167	165
Corporate equity | Gross unrealized gains
Disclosure of financial assets [line items]
Fair value through other comprehensive income	26	27
Corporate equity | Gross unrealized losses
Disclosure of financial assets [line items]
Fair value through other comprehensive income	0	0
Corporate equity | Fair value
Disclosure of financial assets [line items]
Fair value through other comprehensive income	$ 193	$ 192